Annual Total Returns - Franklin Payout 2022 Fund [BarChart]	Oct. 01, 2020
Franklin Fund Allocator Series (Payout) FAS3-07 | Franklin Payout 2022 Fund | Advisor Class
Bar Chart Table:
Annual Return 2019	6.61%